Impairment charges (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Impairment charges
Recoveries	$ (193)	$ (172)	$ (179)	$ (168)	$ (137)
Impairment charges	3,178	794	710
AASB 9 Financial Instruments
Impairment charges
Recoveries	(193)	(172)
Impairment charges	3,178	794
AASB 9 Financial Instruments | Performing
Impairment charges
Provisions raised/(released)	1,437	(209)
AASB 9 Financial Instruments | Non-performing
Impairment charges
Provisions raised/(released)	1,934	1,175
AASB 9 Financial Instruments | Loans and credit commitments
Impairment charges
Impairment charges	3,158	794
AASB 9 Financial Instruments | Debt securities at amortised cost
Impairment charges
Impairment charges	18
AASB 9 Financial Instruments | Debt securities at FVOCI
Impairment charges
Impairment charges	2
AASB 139 Financial Instruments
Impairment charges
Write-backs			(150)
Recoveries			(179)
Impairment charges			710
AASB 139 Financial Instruments | Individually assessed
Impairment charges
Provisions raised/(released)			371
AASB 139 Financial Instruments | Collectively assessed
Impairment charges
Provisions raised/(released)			$ 668
Parent Entity
Impairment charges
Recoveries	(173)	(143)
Impairment charges	2,691	750
Parent Entity | AASB 9 Financial Instruments
Impairment charges
Recoveries	(173)	(143)
Impairment charges	2,691	750
Parent Entity | AASB 9 Financial Instruments | Performing
Impairment charges
Provisions raised/(released)	1,147	(180)
Parent Entity | AASB 9 Financial Instruments | Non-performing
Impairment charges
Provisions raised/(released)	1,717	1,073
Parent Entity | AASB 9 Financial Instruments | Loans and credit commitments
Impairment charges
Impairment charges	2,689	$ 750
Parent Entity | AASB 9 Financial Instruments | Debt securities at FVOCI
Impairment charges
Impairment charges	$ 2